Document and Entity Information	9 Months Ended
Mar. 31, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	LEAFBUYER TECHNOLOGIES, INC.
Entity Central Index Key	0001643721
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2018